SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 56,832	$ 62,521	$ 81,149
Inter-segment revenue	0	0	0
Total revenue	56,832	62,521	81,149
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	44,984	50,508	67,249
Inter-segment revenue	21,867	26,110	49,059
Total revenue	66,851	76,618	116,308
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	11,848	12,013	13,900
Inter-segment revenue	872	828	2,517
Total revenue	12,720	12,841	16,417
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	0	0	0
Inter-segment revenue	(22,739)	(26,938)	(51,576)
Total revenue	$ (22,739)	$ (26,938)	$ (51,576)